STOCKHOLDERS’ EQUITY - Dividends Declared and Paid (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended		3 Months Ended
	Aug. 13, 2024	Feb. 28, 2024	May 31, 2024	Jan. 31, 2024	Mar. 31, 2025	Mar. 31, 2024
Equity [Abstract]
Cash dividend paid (in USD per share)	$ 0.08	$ 0.08		$ 0.08
Dividends					$ (7,735)	$ (7,722)
Value of cash dividend paid			$ 7,800